AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.6%
Health Care - 19.5%
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. (a)	171	$16,748
Biogen, Inc. (a)	44	10,244
Gilead Sciences, Inc.	277	17,556
Regeneron Pharmaceuticals, Inc. (a)	94	26,076
Vertex Pharmaceuticals, Inc. (a)	207	35,070

		105,694

Health Care Providers & Services - 7.0%
Anthem, Inc.	65	15,606
Cigna Corp. (a)	68	10,322
Quest Diagnostics, Inc.	99	10,596
UnitedHealth Group, Inc.	198	43,029

		79,553

Pharmaceuticals - 3.3%
Pfizer, Inc.	382	13,725
Roche Holding AG (Sponsored ADR)	660	24,057

		37,782

		223,029

Communication Services - 17.5%
Diversified Telecommunication Services - 7.4%
Comcast Corp.-Class A	776	34,982
Verizon Communications, Inc.	817	49,314

		84,296

Entertainment - 0.9%
Electronic Arts, Inc. (a)	103	10,076

Interactive Media & Services - 7.8%
Alphabet, Inc.-Class C (a)	38	46,322
Facebook, Inc.-Class A (a)	243	43,273

		89,595

Media - 1.4%
Discovery, Inc.-Class A (a)	606	16,138

		200,105

Financials - 14.1%
Banks - 4.7%
JPMorgan Chase & Co.	253	29,776
Wells Fargo & Co.	471	23,757

		53,533

Capital Markets - 0.8%
TD Ameritrade Holding Corp.	202	9,433

Consumer Finance - 0.8%
Capital One Financial Corp.	98	8,916

Company	Shares	U.S. $ Value
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc.-Class B (a)	164	$34,115

Insurance - 4.8%
Allstate Corp. (The)	174	18,910
Fidelity National Financial, Inc.	406	18,031
Reinsurance Group of America, Inc.-Class A	117	18,706

		55,647

		161,644

Information Technology - 13.1%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	63	8,847

Electronic Equipment, Instruments & Components - 3.1%
Dolby Laboratories, Inc.-Class A	339	21,913
Keysight Technologies, Inc. (a)	69	6,710
Littelfuse, Inc.	39	6,915

		35,538

IT Services - 4.1%
Akamai Technologies, Inc. (a)	103	9,412
Leidos Holdings, Inc.	128	10,993
MAXIMUS, Inc.	102	7,880
Visa, Inc.-Class A	113	19,437

		47,722

Software - 5.1%
Microsoft Corp.	421	58,532

		150,639

Industrials - 8.8%
Aerospace & Defense - 3.6%
Hexcel Corp.	97	7,967
Raytheon Co.	171	33,548

		41,515

Airlines - 0.7%
Southwest Airlines Co.	155	8,371

Building Products - 0.8%
Allegion PLC	83	8,603

Machinery - 2.4%
Altra Industrial Motion Corp.	317	8,779
Crane Co.	172	13,869
Parker-Hannifin Corp.	25	4,515

		27,163

Road & Rail - 1.3%
Kansas City Southern	78	10,375
Saia, Inc. (a)	47	4,404

		14,779

		100,431

Company	Shares	U.S. $ Value
Consumer Discretionary - 6.1%
Auto Components - 0.9%
Gentex Corp.	375	$10,326

Household Durables - 1.8%
DR Horton, Inc.	225	11,860
Garmin Ltd.	99	8,384

		20,244

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc. (a)	5	9,813

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	59	9,758
Home Depot, Inc. (The)	44	10,209
Murphy USA, Inc. (a)	107	9,127

		29,094

		69,477

Consumer Staples - 4.8%
Beverages - 1.1%
Monster Beverage Corp. (a)	215	12,483

Food & Staples Retailing - 3.7%
Walmart, Inc.	357	42,369

		54,852

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Regency Centers Corp.	255	17,720

Real Estate Management & Development - 2.6%
CBRE Group, Inc.-Class A (a)	563	29,845

		47,565

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
ConocoPhillips	295	16,809
Phillips 66	237	24,269

		41,078

Total Common Stocks (cost $933,185)		1,048,820

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 10.6%
Investment Companies - 10.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (b)(c)(d) (cost $121,466)	121,466	$121,466

Total Investments - 102.2% (cost $1,054,651) (e)		1,170,286
Other assets less liabilities - (2.2)%		(24,857)

Net Assets - 100.0%		$1,145,429

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $131,836 and gross unrealized depreciation of investments was $(16,201), resulting in net unrealized appreciation of $115,635.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks ^	$1,048,820		$	– 0	–	$	– 0	–	$1,048,820
Short-Term Investments:
Investment Companies	121,466			– 0	–		– 0	–	121,466

Total Investments in Securities	1,170,286			– 0	–		– 0	–	1,170,286
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,170,286		$	– 0	–	$	– 0	–	$1,170,286

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$79	$314	$272	$121	$2